TANGIBLE EQUITY UNITS - Maturities of Amortizing Notes (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,166.1	$ 7,625.1	$ 6,288.7
Amortizing Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	133.2
Amortizing Notes | Between 1-2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	59.2
Amortizing Notes | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	59.2
Amortizing Notes | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14.8